Debentures (Narrative) (Details) ₪ / shares in Units, $ in Thousands			1 Months Ended				12 Months Ended
	Apr. 07, 2022 ILS (₪)	Mar. 06, 2022 ILS (₪)	Sep. 21, 2023 ILS (₪) shares	Aug. 31, 2022 ILS (₪)	Jul. 30, 2021 ILS (₪) ₪ / shares	Jun. 30, 2019 ILS (₪) ₪ / shares shares	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2018 ILS (₪)
Debentures [Line Items]
Debenture Current Liabilities								$ 26,233	$ 15,832
Debenture Non Current Liabilities								424,317	369,905
Debentures								450,550	385,737
Terms Of Debentures							• The ratio of net financial debt (consolidated) to EBITDA as of the calculation date (if any) will not exceed 15 during more than two consecutive financial statements (audited or reviewed). The debt attributed to the projects during the construction stage (including senior debt and mezzanine non-recourse loans) will not be included in that calculation. • The Company will not create and/or will not agree to create, in favor of any third party whatsoever, a floating charge of any priority on all of its assets, i.e., a general floating charge, to secure any debt or obligation whatsoever. • The Company will not perform a distribution, as this term is defined in the Companies Law, including a buyback of its shares, except subject to the following cumulative conditions:
Equity								1,435,957	1,050,034	$ 757,381	$ 512,406
Series E Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities								2,605	2,685
Debenture Non Current Liabilities								21,547	24,854
Debentures								24,152	27,539			₪ 135,000,000
Terms Of Debentures							• The debentures (Series E) are not linked to any index and will be repaid in 12 semi-annual payments, each at a rate of 3.5% of the principal amount, and the last payment, at a rate of 58% of the principal amount, will be paid on March 1, 2025. • The debentures bear fixed annual interest of 4.25%, to be paid twice per year. • The Company’s undertaking to repay the debentures is not secured by any collateral, or any other security.
Equity | ₪												₪ 200,000,000
Maximum ratio between standalone net financial debt and net cap												70.00%
Series F Debentures [Member]
Debentures [Line Items]
Par value of debenture | ₪ / shares						₪ 1
Debenture Current Liabilities								23,628	13,147
Debenture Non Current Liabilities								173,250	113,187
Debentures						₪ 222,000,000		196,878	126,334
Terms Of Debentures							In accordance with the shelf offering report, the Company issued, NIS 222,000,000 par value of debentures (Series F), with a par value of NIS 1 each. The debentures are not linked to any index and are repayable in 7 annual payments, first six annual payments at a rate of 8% of the debentures' principal and the last payment in 2026 at a rate of 52% of the debentures' principal. The interest rate of the debentures is 3.45% and will be paid twice per year.
Equity | ₪						375,000,000
Maximum net financial debt | ₪						₪ 10,000,000
Minimum ratio of equity to total balance sheet						20.00%
Additional Debentures | ₪	₪ 335,870,101			₪ 335,870,101
Additional Issuance Of Debenture | shares			335,182,000			728,421,043
Consideration For Debentures | ₪	₪ 351,000,000		₪ 319,000,000	₪ 351,000,000
Series C Debentures [Member]
Debentures [Line Items]
Par value of debenture | ₪ / shares					₪ 0.1
Debenture Current Liabilities								0	0
Debenture Non Current Liabilities								130,566	131,385
Debentures		₪ 164,363,000			₪ 367,220,000		₪ 80,570	130,566	131,385
Ordinary shares issued upon conversion of debentures | shares							895,000
Terms Of Debentures							Presented below are the main terms of Series C: • Series C are not linked to any index, have a par value of NIS 1 each, and are repayable in a single payment on September 1, 2028. • The unpaid principal balance of the debentures will bear fixed annual interest of 0.75%, to be paid twice per year from 2021 to 2028 (inclusive). • The unpaid principal balance of the Series C is convertible into Company's ordinary shares, with a par value of NIS 0.1 each, in the manner specified below: (1) during the period from the date of listing of the series of Series C on the TASE until December 31, 2023, each NIS 9 par value of the debentures (Series C) will be convertible into one ordinary share of the Company; and (2) during the period from January 1, 2024 to August 22, 2028, each NIS 24 par value of Series C will be convertible into one ordinary share of the Company. • In 2021 Midroog Ltd. updated the rating of the debentures (Series C) which the Company issued, from A3.il to A2.il, stable rating outlook.
Description of par value					price of 95.1 agorot per NIS 1 par value
Consideration For Debentures | ₪		₪ 155,800,000			₪ 349,226,000
Series D Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities								0	0
Debenture Non Current Liabilities								98,954	100,479
Debentures							₪ 385,970,000	$ 98,954	$ 100,479
Terms Of Debentures							Presented below are the main terms of Series D: • Series D are not linked to any index, have a par value of NIS 1 each, and are repayable in 2 equal payments which will be paid on September 1 2027 and 2029. • The unpaid principal balance of the debentures bears fixed annual interest of 1.5%, to be paid twice per year, from 2021 to 2029 (inclusive). • The Company’s undertaking to repay the debentures is not secured by any collateral, or any other security.
Equity | ₪							₪ 1,250,000,000
Maximum ratio between standalone net financial debt and net cap							65.00%	65.00%
Description of par value							price of 90.8 agorot per NIS 1 par value
Consideration For Debentures | ₪					₪ 350,461,000
Equity After Distribution | ₪							₪ 1,500,000,000
Series C And D Debentures [Member]
Debentures [Line Items]
Terms Of Debentures							Main financial covenants in respect of the debentures (Series C and Series D) • The Company’s equity according to its financial statements (audited or reviewed) will be no less than NIS 1,250 million. • The ratio between standalone net financial debt and net cap will not exceed 65% during two consecutive financial statements (audited or reviewed). • The equity to total balance sheet ratio in the Company’s standalone financial statements will be no less than 25% during two consecutive financial statements (audited or reviewed).